BUSINESS COMBINATION - Fair values of assets acquired and the liabilities assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2022
BUSINESS COMBINATION
Acquisition of subsidiaries, net of cash acquired		$ 1,070
Marine Exhaust Technology
BUSINESS COMBINATION
Intangible assets	$ 1,200
Tangible fixed assets	2,500
Inventories	6,400
Trade receivables	1,600
Other receivables	3,800
Prepayments	1,500
Cash and cash equivalents	3,000
Borrowings	(7,900)
Deferred tax liabilities	(300)
Provisions	400
Other non-current liabilities	800
Trade payables	(1,500)
Other liabilities	300
Deferred income	(4,300)
Current tax liabilities	300
Net identifiable assets acquired	4,200
Goodwill recognised as of acquisition date	1,800
Total net assets acquired	6,000
Of which fair value of non-controlling interest	(2,400)
Total purchase consideration	3,600
Cash consideration	2,000
Fair value of previously held interests	1,600
Cash acquired	3,000
Cash consideration	(2,000)
Acquisition of subsidiaries, net of cash acquired	$ 1,000